51 Madison Avenue

New York, New York 10010

December 18, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

RE:	IndexIQ ETF Trust (“Registrant”)
Registration Nos.: 333-152915 and 811-22227

Dear Ladies and Gentlemen:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data information that reflects information in the supplement dated December 13, 2019 to the Prospectus dated August 29, 2019 for the IQ Candriam ESG International Equity ETF and IQ Candriam ESG US Equity ETF (Accession Number: 0001104659-19-072506). The purpose of this filing is to submit XBRL interactive data files in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions, please do not hesitate to contact me at (212) 576-7634.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary